Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Income (Loss) Per Share
computation of basic and diluted loss per share

	December 31,	December 31,
	2022	2021
Numerator
Net income (loss) for the year – basic	$12,551	$(34,916)
Gain on financial derivative liability – convertible notes	(27,686)	—
Net loss for the year - diluted	$(15,135)	$(34,916)
Denominator
Basic – weighted average number of shares outstanding	32,646,906	27,753,182
Effect of dilutive securities	8,116,480	—
Diluted – adjusted weighted average number of shares outstanding	40,763,386	27,753,182
Income (Loss) Per Share – Basic	$0.38	$(1.26)
Loss Per Share – Diluted	$(0.37)	$(1.26)